CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (164,787)	$ (300,149)	$ (126,067)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	104,112	113,825	120,310
Amortization and write-off of deferred financing costs	6,391	5,653	4,524
Amortization of deferred drydock and special survey costs	14,727	13,768	13,340
Provision for losses on accounts receivable	269	1,304	59
Share based compensation	4,296	3,446	5,591
Gain on bond and debt extinguishment	(185)	(29,187)	0
Income tax (benefit)/expense	(3,192)	1,265	(3,154)
Realized holding loss on investments in-available-for-sale-securities	0	345	1,782
Loss/(equity) in affiliates, net of dividends received	4,610	219,417	(30,398)
Gain on sale of assets	(1,064)	0	0
Impairment losses	50,565	0	0
Changes in operating assets and liabilities:
Decrease/(increase) in restricted cash	2,666	(2,906)	198
Decrease/(increase) in accounts receivable	5,293	(2,350)	20,588
(Increase)/decrease in inventories	(1,681)	(4,046)	8,079
Decrease /(increase) in prepaid expenses and other assets	3,123	(4,313)	375
Decrease/(increase) in due from affiliate companies	15,651	(6,984)	13,802
(Decrease)/increase in accounts payable	(7,392)	7,209	17,606
Increase/ (decrease) in accrued expenses and other liabilities	2,422	(9,159)	3,104
Increase in due to affiliate companies	23,980	22,694	14,142
Increase/(decrease) in deferred income and cash received in advance	1,847	(4,309)	1,046
(Decrease)/increase in other long-term liabilities and deferred income	(43)	22,493	3,391
Payments for drydock and special survey costs	(10,824)	(11,096)	(24,840)
Net cash provided by operating activities	50,784	36,920	43,478
INVESTING ACTIVITIES:
Loan to affiliate company	(4,461)	(4,275)	(7,327)
Decrease in long-term receivable from affiliate companies	0	0	10,351
Dividends from affiliate companies	7,298	0	18,244
Deposits for vessels, port terminals and other fixed assets	(36,589)	(86,911)	(26,713)
Proceeds from lease receivable	200	0	0
Proceeds from sale of asset	11,828	0	0
Acquisition of investments in affiliates	(7,638)	0	(22,846)
Acquisition of vessels	0	(60,115)	0
Purchase of property, equipment and other fixed assets	(10,279)	(4,567)	(8,208)
Disposal of available-for-sale securities	0	5,303	0
Deposit for option to acquire vessel	(2,724)	0	0
Net cash used in investing activities	(42,365)	(150,565)	(36,499)
FINANCING ACTIVITIES:
Repurchase of preferred stock	(571)	(9,323)	0
(Repayment of)/proceeds from loan payable to affiliate company	(55,132)	50,000	0
Proceeds from transfer of rights to affiliate company	4,050	0	0
Proceeds from long-term loans	125,495	116,331	0
Proceeds from issuance of senior and ship mortgage notes net of discount and debt issuance costs	291,218	0	0
Repayment of long-term debt and payment of principal	(48,600)	(40,737)	(36,056)
Repayment/repurchase of senior notes	(291,094)	(30,671)	0
Payments of obligations under capital leases	(12,374)	(3,032)	(1,501)
Debt issuance costs	(609)	(2,844)	(50)
(Increase)/ decrease in restricted cash	(3,839)	11,000	(11,114)
Payment for acquisition of intangible asset	0	0	(6,800)
Acquisition of treasury stock	0	(818)	(252)
Dividends paid to noncontrolling shareholders	(25,323)	0	0
Dividends paid	0	(3,681)	(35,350)
Net cash (used in)/provided by financing activities	(16,779)	86,225	(91,123)
Decrease in cash and cash equivalents	(8,360)	(27,420)	(84,144)
Cash and cash equivalents, beginning of year	135,992	163,412	247,556
Cash and cash equivalents, end of year	127,632	135,992	163,412
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	115,898	108,380	108,461
Cash paid for income taxes	393	92	139
Non-cash investing and financing activities
Purchase of property, equipment and other fixed assets	0	(472)	(710)
Deposits for vessels, port terminals and other fixed assets	(726)	(5,726)	(1,871)
Revaluation of vessels due to termination/restructuring of capital lease obligations	5,243	0	210
Decrease in capital lease obligations due to restructuring	0	0	(210)
Dividends payable	0	0	3,081
Accrued interest income on loan receivable from affiliate company	(2,643)	(2,259)	(1,356)
Accrued interest expense on loan payable to affiliate company	0	1,240	0
Accrued interest expense payable to affiliate company	815	0	0
Acquisition of vessels, port terminals and other fixed assets	(843)	0	0
Long-term payable to affiliate company	29,423	0	0
Transfers from deposits for vessels, port terminals and other fixed assets	$ 137,357	$ 0	$ 0